UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Aerospace & Defense – 2.9%
41,325	Raytheon Co.	$ 2,968,788
4,602	Rockwell Collins, Inc.	327,524
61,735	The Boeing Co.	6,488,349

		9,784,661

Air Freight & Logistics – 0.4%
15,956	United Parcel Service, Inc. Class B	1,384,981

Airlines* – 1.0%
57,562	Alaska Air Group, Inc.	3,521,068

Auto Components – 1.6%
36,060	BorgWarner, Inc.*	3,441,206
85,515	Gentex Corp.	1,930,929

		5,372,135

Beverages* – 0.2%
10,244	Monster Beverage Corp.	624,782

Biotechnology – 5.8%
19,310	Alexion Pharmaceuticals, Inc.*	2,244,401
24,078	Amgen, Inc.	2,607,407
23,935	Biogen Idec, Inc.*	5,220,941
34,074	Celgene Corp.*	5,004,108
1,906	Cubist Pharmaceuticals, Inc.*	118,801
41,726	Gilead Sciences, Inc.*	2,564,063
23,466	United Therapeutics Corp.*	1,756,195

		19,515,916

Capital Markets – 1.6%
18,377	Ameriprise Financial, Inc.	1,635,553
11,096	LPL Financial Holdings, Inc.	422,314
70,195	SEI Investments Co.	2,218,864
47,571	TD Ameritrade Holding Corp.	1,285,844

		5,562,575

Chemicals – 3.7%
1,969	Airgas, Inc.	203,220
3,813	Celanese Corp. Series A	183,253
32,210	LyondellBasell Industries NV Class A	2,213,149
13,402	PPG Industries, Inc.	2,150,217
21,501	The Sherwin-Williams Co.	3,744,829
52,701	The Valspar Corp.	3,589,992
6,175	W.R. Grace & Co.*	474,364

		12,559,024

Commercial Services & Supplies(a) – 0.0%
7,692	Pitney Bowes, Inc.	126,995

Communications Equipment – 0.6%
30,000	QUALCOMM, Inc.	1,936,500

Computers & Peripherals – 3.0%
20,913	Apple, Inc.	9,463,132
4,575	EMC Corp.	119,636
16,331	NetApp, Inc.	671,531

		10,254,299

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.2%
17,497	AECOM Technology Corp.	$ 593,148

Consumer Finance – 0.3%
16,396	Capital One Financial Corp.	1,131,652

Containers & Packaging – 0.7%
43,351	Packaging Corp. of America	2,331,850

Diversified Consumer Services – 0.7%
104,681	Apollo Group, Inc. Class A*	1,907,288
18,719	Service Corp. International	355,099

		2,262,387

Diversified Financial Services – 0.4%
25,406	JPMorgan Chase & Co.	1,415,876

Diversified Telecommunication Services – 1.4%
92,330	AT&T, Inc.	3,256,479
27,046	Verizon Communications, Inc.(b)	1,338,236

		4,594,715

Energy Equipment & Services – 0.2%
11,167	Baker Hughes, Inc.	529,651
3,089	Rowan Cos. PLC Class A*	106,107

		635,758

Food & Staples Retailing – 2.1%
45,639	Costco Wholesale Corp.	5,352,998
48,301	Safeway, Inc.	1,245,683
4,921	Wal-Mart Stores, Inc.	383,543

		6,982,224

Food Products – 2.4%
23,859	Green Mountain Coffee Roasters, Inc.*	1,841,437
54,025	Hillshire Brands Co.	1,902,220
5,822	Kraft Foods Group, Inc.	329,409
53,907	Mead Johnson Nutrition Co.	3,926,586
4,499	Mondelez International, Inc. Class A	140,684

		8,140,336

Health Care Equipment & Supplies – 5.0%
91,672	Abbott Laboratories	3,357,945
176,332	Boston Scientific Corp.*	1,925,546
18,032	DENTSPLY International, Inc.	773,212
52,379	Edwards Lifesciences Corp.*	3,738,813
60,746	Medtronic, Inc.	3,355,609
72,085	St. Jude Medical, Inc.	3,776,533

		16,927,658

Health Care Providers & Services – 0.3%
14,404	HCA Holdings, Inc.	561,756
3,141	Humana, Inc.	286,648

		848,404

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.8%
16,414	Las Vegas Sands Corp.	$ 912,126
7,634	McDonald’s Corp.	748,743
6,882	Wynn Resorts Ltd.	916,200

		2,577,069

Household Durables – 1.4%
90,737	Garmin Ltd.(a)	3,636,739
24,616	PulteGroup, Inc.*	409,364
6,223	Tupperware Brands Corp.	524,474
1,024	Whirlpool Corp.	137,155

		4,707,732

Industrial Conglomerates – 1.1%
53,821	Danaher Corp.	3,624,306
8,540	General Electric Co.	208,120

		3,832,426

Insurance – 0.5%
18,669	Aflac, Inc.	1,151,504
3,634	Axis Capital Holdings Ltd.	158,297
7,029	MetLife, Inc.	340,344

		1,650,145

Internet & Catalog Retail – 2.4%
2,938	Amazon.com, Inc.*	884,984
47,411	Expedia, Inc.	2,234,481
5,781	Priceline.com, Inc.*	5,062,248

		8,181,713

Internet Software & Services* – 6.3%
49,606	AOL, Inc.	1,827,485
115,425	eBay, Inc.	5,966,318
14,325	Google, Inc. Class A	12,714,870
21,169	Pandora Media, Inc.	388,240
10,887	Rackspace Hosting, Inc.	493,072

		21,389,985

IT Services – 5.6%
24,675	CoreLogic, Inc.*	688,433
4,212	Gartner, Inc.*	252,762
58,082	International Business Machines Corp.	11,328,313
10,160	MasterCard, Inc. Class A	6,203,798
3,305	Visa, Inc. Class A	585,018

		19,058,324

Leisure Equipment & Products(a) – 1.0%
76,694	Hasbro, Inc.	3,527,924

Machinery – 4.1%
95,094	Donaldson Co., Inc.	3,447,158
31,300	IDEX Corp.	1,867,045
51,486	Illinois Tool Works, Inc.	3,709,052
17,881	SPX Corp.	1,366,287
43,323	WABCO Holdings, Inc.*	3,425,116

		13,814,658

Shares	Description	Value
Common Stocks – (continued)
Media – 1.8%
56,829	Comcast Corp. Class A	$ 2,561,851
26,149	News Corp. Class A*	416,554
104,598	Twenty-First Century Fox, Inc.	3,125,388

		6,103,793

Metals & Mining – 0.8%
34,495	Reliance Steel & Aluminum Co.	2,421,549
13,328	Steel Dynamics, Inc.	207,384

		2,628,933

Multiline Retail – 1.4%
65,891	Target Corp.	4,694,734

Office Electronics – 0.3%
108,102	Xerox Corp.	1,048,589

Oil, Gas & Consumable Fuels – 3.5%
14,561	Cabot Oil & Gas Corp.	1,104,015
12,074	EOG Resources, Inc.	1,756,646
16,354	Hess Corp.	1,217,719
14,683	Marathon Petroleum Corp.	1,076,704
54,794	Phillips 66	3,369,831
35,641	Southwestern Energy Co.*	1,382,514
35,424	Tesoro Corp.	2,013,855

		11,921,284

Personal Products – 0.6%
24,389	Nu Skin Enterprises, Inc. Class A	2,039,896

Pharmaceuticals – 4.2%
25,555	AbbVie, Inc.	1,162,241
41,474	Allergan, Inc.	3,779,111
33,162	Eli Lilly & Co.	1,761,234
63,021	Merck & Co., Inc.	3,035,722
111,056	Mylan, Inc.*	3,727,039
11,361	Pfizer, Inc.	332,082
7,960	Salix Pharmaceuticals Ltd.*	588,244

		14,385,673

Professional Services – 0.3%
14,366	Manpowergroup, Inc.	960,654

Real Estate Investment Trusts – 2.8%
58,563	American Tower Corp.	4,145,675
21,926	Apartment Investment & Management Co. Class A	644,186
5,032	Equity Lifestyle Properties, Inc.	193,682
9,343	Public Storage	1,487,592
42,734	Taubman Centers, Inc.	3,128,983

		9,600,118

Real Estate Management & Development* – 0.7%
53,172	Realogy Holdings Corp.	2,390,613

Semiconductors & Semiconductor Equipment – 1.8%
10,802	Broadcom Corp. Class A	297,811
228,606	LSI Corp.*	1,778,555
83,465	Xilinx, Inc.	3,896,981

		5,973,347

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – 7.4%
132,653	Activision Blizzard, Inc.	$ 2,385,101
18,243	Cadence Design Systems, Inc.*	265,983
5,688	FactSet Research Systems, Inc.(a)	621,016
311,928	Microsoft Corp.	9,928,668
243,130	Oracle Corp.	7,865,255
43,642	Symantec Corp.	1,164,369
33,576	VMware, Inc. Class A*	2,759,611

		24,990,003

Specialty Retail – 6.8%
5,945	Abercrombie & Fitch Co. Class A	296,477
178,600	American Eagle Outfitters, Inc.	3,507,704
49,095	GameStop Corp. Class A	2,408,601
70,529	L Brands, Inc.	3,933,402
111,628	Lowe’s Cos., Inc.	4,976,376
22,939	O’Reilly Automotive, Inc.*	2,873,339
16,723	Staples, Inc.	284,626
33,149	The Gap, Inc.	1,521,539
4,786	The Home Depot, Inc.	378,238
69,588	Urban Outfitters, Inc.*	2,961,665

		23,141,967

Textiles, Apparel & Luxury Goods – 2.2%
4,833	Fossil Group, Inc.*	531,147
73,324	NIKE, Inc. Class B	4,613,546
12,418	Ralph Lauren Corp.	2,260,821

		7,405,514

Tobacco – 4.7%
165,690	Altria Group, Inc.	5,809,091
93,041	Lorillard, Inc.	3,957,034
69,598	Philip Morris International, Inc.	6,206,750

		15,972,875

TOTAL COMMON STOCKS		$328,504,913

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$9,300,000	0.080%	08/01/13	$ 9,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$337,804,913

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.6%
Financial Square Money Market Fund - FST Shares
5,244,375	0.089%	$ 5,244,375

TOTAL INVESTMENTS – 101.3%		$343,049,288

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(4,491,637)

NET ASSETS – 100.0%		$338,557,651

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:
Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	6	September 2013	$504,150	$29,121

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$319,192,390

Gross unrealized gain	29,356,521
Gross unrealized loss	(5,499,623)

Net unrealized security gain	$23,856,898

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 2.9%
17,240	Alliant Techsystems, Inc.	$ 1,605,044
20,851	L-3 Communications Holdings, Inc.	1,942,270
60,564	Raytheon Co.	4,350,918
19,177	The Boeing Co.	2,015,503

		9,913,735

Airlines* – 0.1%
8,205	Alaska Air Group, Inc.	501,900

Auto Components – 0.3%
38,953	Gentex Corp.	879,559

Biotechnology* – 1.0%
5,124	Alexion Pharmaceuticals, Inc.	595,562
10,135	Biogen Idec, Inc.	2,210,748
2,470	Celgene Corp.	362,744
4,164	United Therapeutics Corp.	311,634

		3,480,688

Capital Markets – 3.7%
37,107	Ameriprise Financial, Inc.	3,302,523
7,194	LPL Financial Holdings, Inc.	273,804
104,829	Morgan Stanley, Inc.	2,852,397
91,434	SEI Investments Co.	2,890,229
102,903	TD Ameritrade Holding Corp.	2,781,468
25,573	The Charles Schwab Corp.	564,907

		12,665,328

Chemicals – 1.4%
829	PPG Industries, Inc.	133,005
14,951	The Sherwin-Williams Co.	2,604,016
30,143	The Valspar Corp.	2,053,341

		4,790,362

Commercial Banks – 3.4%
15,982	Comerica, Inc.	679,874
2,691	First Citizens BancShares, Inc. Class A	563,765
286,927	Regions Financial Corp.	2,872,139
67,086	SunTrust Banks, Inc.	2,333,922
40,150	TCF Financial Corp.	611,886
24,208	The PNC Financial Services Group, Inc.	1,841,018
67,408	Wells Fargo & Co.	2,932,248

		11,834,852

Communications Equipment* – 0.1%
24,338	Polycom, Inc.	232,671

Computers & Peripherals – 1.1%
7,114	Apple, Inc.	3,219,085
12,618	Lexmark International, Inc. Class A	473,049

		3,692,134

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.0%
4,356	AECOM Technology Corp.	$ 147,668

Consumer Finance – 2.2%
72,720	Capital One Financial Corp.	5,019,134
52,192	Discover Financial Services	2,584,026

		7,603,160

Containers & Packaging – 0.2%
2,702	Greif, Inc. Class A	149,475
11,813	Packaging Corp. of America	635,421

		784,896

Diversified Consumer Services* – 0.3%
65,660	Apollo Group, Inc. Class A	1,196,325

Diversified Financial Services – 8.0%
374,586	Bank of America Corp.	5,468,956
15,130	CBOE Holdings, Inc.	758,013
125,737	Citigroup, Inc.	6,555,927
211,703	JPMorgan Chase & Co.	11,798,208
97,118	The NASDAQ OMX Group, Inc.	3,146,623

		27,727,727

Diversified Telecommunication Services(a) – 3.1%
307,634	AT&T, Inc.	10,850,251

Electric Utilities – 1.9%
81,766	Edison International	4,076,035
59,943	Exelon Corp.	1,833,657
8,252	Great Plains Energy, Inc.	199,616
7,989	NV Energy, Inc.	188,780
3,804	Westar Energy, Inc.	127,776

		6,425,864

Electronic Equipment, Instruments & Components – 0.5%
17,472	AVX Corp.	223,467
108,336	Corning, Inc.	1,645,624

		1,869,091

Energy Equipment & Services – 2.1%
84,545	Baker Hughes, Inc.	4,009,969
10,958	Patterson-UTI Energy, Inc.	216,640
88,350	Rowan Cos. PLC Class A*	3,034,823

		7,261,432

Food & Staples Retailing – 0.7%
8,686	Costco Wholesale Corp.	1,018,781
57,675	Safeway, Inc.	1,487,438

		2,506,219

Food Products – 1.1%
7,174	Green Mountain Coffee Roasters, Inc.*	553,689
9,908	Mead Johnson Nutrition Co.	721,699
81,116	Mondelez International, Inc. Class A	2,536,497

		3,811,885

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Gas Utilities – 0.4%
11,619	Questar Corp.	$ 277,230
22,476	UGI Corp.	943,767

		1,220,997

Health Care Equipment & Supplies – 5.8%
154,926	Abbott Laboratories	5,674,939
353,156	Boston Scientific Corp.*	3,856,464
17,769	Edwards Lifesciences Corp.*	1,268,351
102,471	Medtronic, Inc.	5,660,498
70,214	St. Jude Medical, Inc.	3,678,512

		20,138,764

Health Care Providers & Services – 0.9%
34,518	Humana, Inc.	3,150,113

Household Durables – 1.5%
94,947	Garmin Ltd.(b)	3,805,476
4,548	Harman International Industries, Inc.	275,290
1,905	Mohawk Industries, Inc.*	226,676
38,665	PulteGroup, Inc.*	642,999
1,579	Whirlpool Corp.	211,491

		5,161,932

Independent Power Producers & Energy Traders – 0.8%
231,601	The AES Corp.	2,881,116

Industrial Conglomerates – 5.2%
68,835	Danaher Corp.	4,635,349
546,937	General Electric Co.	13,328,855

		17,964,204

Insurance – 4.3%
74,319	Aflac, Inc.(a)	4,583,996
10,113	American International Group, Inc.*	460,242
25,887	Axis Capital Holdings Ltd.	1,127,638
97,442	MetLife, Inc.	4,718,141
25,971	Prudential Financial, Inc.	2,050,930
28,119	Reinsurance Group of America, Inc.	1,914,623

		14,855,570

Internet & Catalog Retail – 0.8%
30,253	Expedia, Inc.	1,425,824
1,516	Priceline.com, Inc.*	1,327,516

		2,753,340

Internet Software & Services* – 2.2%
17,961	AOL, Inc.	661,683
65,909	eBay, Inc.	3,406,836
3,836	Google, Inc. Class A(a)	3,404,834

		7,473,353

IT Services – 1.6%
13,122	Booz Allen Hamilton Holding Corp.	280,548
48,409	CoreLogic, Inc.*	1,350,611

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
2,994	International Business Machines Corp.	$ 583,950
5,573	MasterCard, Inc. Class A	3,402,930

		5,618,039

Leisure Equipment & Products(b) – 0.8%
59,983	Hasbro, Inc.	2,759,218

Machinery – 2.5%
34,252	Donaldson Co., Inc.	1,241,635
3,751	IDEX Corp.	223,747
56,258	Illinois Tool Works, Inc.	4,052,826
16,564	SPX Corp.	1,265,655
24,707	WABCO Holdings, Inc.*	1,953,336

		8,737,199

Media – 1.1%
2,520	Comcast Corp. Class A	113,602
28,398	News Corp. Class A*	452,380
113,593	Twenty-First Century Fox, Inc.	3,394,159

		3,960,141

Metals & Mining – 1.2%
8,295	Newmont Mining Corp.	248,850
52,260	Reliance Steel & Aluminum Co.	3,668,652
21,739	Steel Dynamics, Inc.	338,259

		4,255,761

Multi-Utilities – 0.4%
20,862	Consolidated Edison, Inc.	1,249,634

Multiline Retail – 1.1%
52,409	Target Corp.	3,734,141

Office Electronics – 1.0%
344,669	Xerox Corp.	3,343,289

Oil, Gas & Consumable Fuels – 10.0%
9,254	Anadarko Petroleum Corp.	819,164
21,246	Cabot Oil & Gas Corp.	1,610,872
26,591	Chesapeake Energy Corp.	619,570
11,944	EOG Resources, Inc.	1,737,733
2,908	EQT Corp.	251,542
66,308	Exxon Mobil Corp.	6,216,375
58,584	Hess Corp.	4,362,165
51,932	Marathon Petroleum Corp.	3,808,174
2,607	Noble Energy, Inc.	162,911
4,544	Occidental Petroleum Corp.	404,643
83,316	Phillips 66	5,123,934
7,155	Pioneer Natural Resources Co.	1,107,308
21,184	Southwestern Energy Co.*	821,727
61,532	Tesoro Corp.	3,498,094
39,877	Ultra Petroleum Corp.*(b)	863,337
81,275	Valero Energy Corp.	2,907,207

		34,314,756

Personal Products – 0.3%
11,260	Nu Skin Enterprises, Inc. Class A	941,786

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 8.3%
19,899	Allergan, Inc.	$ 1,813,197
31,404	Eli Lilly & Co.	1,667,866
37,769	Johnson & Johnson	3,531,402
189,817	Merck & Co., Inc.	9,143,485
37,959	Mylan, Inc.*	1,273,904
380,534	Pfizer, Inc.	11,123,009

		28,552,863

Professional Services – 0.9%
45,658	Manpowergroup, Inc.	3,053,150

Real Estate Investment Trusts – 3.9%
41,594	American Tower Corp.	2,944,439
30,883	Apartment Investment & Management Co. Class A	907,342
78,501	Corrections Corp. of America	2,594,458
17,908	Equity Lifestyle Properties, Inc.	689,279
17,753	Public Storage	2,826,633
45,198	Taubman Centers, Inc.	3,309,398

		13,271,549

Real Estate Management & Development* – 0.8%
58,797	Realogy Holdings Corp.	2,643,513

Semiconductors & Semiconductor Equipment – 1.2%
30,855	Broadcom Corp. Class A	850,672
4,754	First Solar, Inc.*	234,087
7,060	KLA-Tencor Corp.	413,928
15,521	LSI Corp.*	120,754
50,770	Xilinx, Inc.	2,370,451

		3,989,892

Software – 1.5%
165,515	Activision Blizzard, Inc.	2,975,959
13,415	Electronic Arts, Inc.*	350,400
45,203	Oracle Corp.	1,462,317
5,515	VMware, Inc. Class A*	453,278

		5,241,954

Specialty Retail – 3.4%
4,237	Abercrombie & Fitch Co. Class A	211,299
162,759	American Eagle Outfitters, Inc.	3,196,587
70,461	GameStop Corp. Class A	3,456,817
14,520	Guess?, Inc.	489,034
30,473	L Brands, Inc.	1,699,479
24,330	Lowe’s Cos., Inc.	1,084,631
46,818	Staples, Inc.	796,842
16,017	Urban Outfitters, Inc.*	681,684

		11,616,373

Tobacco – 0.9%
52,610	Altria Group, Inc.	1,844,507
26,178	Lorillard, Inc.	1,113,350

		2,957,857

TOTAL COMMON STOCKS		$334,016,251

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$9,700,000	0.080%	08/01/13	$ 9,700,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$343,716,251

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.9%
Financial Square Money Market Fund - FST Shares
6,764,275	0.089%	$ 6,764,275

TOTAL INVESTMENTS – 101.6%		$350,480,526

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(5,655,017)

NET ASSETS – 100.0%		$344,825,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	2	September 2013	$168,050	$9,707

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$324,892,958

Gross unrealized gain	34,427,948
Gross unrealized loss	(8,840,380)

Net unrealized security gain	$25,587,568

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Aerospace & Defense – 1.9%
25,034	AAR Corp.	$ 606,824
14,812	Alliant Techsystems, Inc.	1,378,997
5,931	American Science and Engineering, Inc.	360,546
1,243	Esterline Technologies Corp.*	101,230
7,304	Exelis, Inc.	107,953
26,649	Orbital Sciences Corp.*	494,072
48,380	Spirit AeroSystems Holdings, Inc. Class A*	1,226,917
16,775	Taser International, Inc.*	148,962

		4,425,501

Air Freight & Logistics* – 0.2%
54,793	Pacer International, Inc.	339,169

Airlines – 1.9%
24,083	Alaska Air Group, Inc.*	1,473,157
14,518	Allegiant Travel Co.	1,413,763
41,284	Republic Airways Holdings, Inc.*	566,829
49,606	SkyWest, Inc.	750,043

		4,203,792

Auto Components – 2.8%
9,350	Cooper Tire & Rubber Co.	313,599
45,311	Dana Holding Corp.	990,045
23,040	Dorman Products, Inc.	1,084,723
51,430	Gentex Corp.	1,161,290
9,030	Modine Manufacturing Co.*	99,330
16,135	Standard Motor Products, Inc.	554,883
22,285	Stoneridge, Inc.*	269,203
7,252	Superior Industries International, Inc.	132,059
27,537	Tenneco, Inc.*	1,330,863
6,392	Visteon Corp.*	421,041

		6,357,036

Biotechnology – 5.0%
29,405	Acorda Therapeutics, Inc.*	1,116,508
43,082	Cepheid, Inc.*	1,502,269
17,572	Cubist Pharmaceuticals, Inc.*	1,095,263
32,499	Emergent Biosolutions, Inc.*	574,907
52,394	Enzon Pharmaceuticals, Inc.	104,788
26,606	Genomic Health, Inc.*(a)	948,238
56,691	Isis Pharmaceuticals, Inc.*(a)	1,635,536
69,529	MannKind Corp.*(a)	536,764
72,520	Momenta Pharmaceuticals, Inc.*	1,251,695
172,694	PDL BioPharma, Inc.(a)	1,402,275
6,693	Synageva BioPharma Corp.*	321,933
11,499	United Therapeutics Corp.*	860,585

		11,350,761

Building Products – 1.4%
4,606	AAON, Inc.	99,351
10,864	American Woodmark Corp.*	376,872
4,341	Simpson Manufacturing Co., Inc.	143,340
25,663	Trex Co., Inc.*	1,214,886
33,762	Universal Forest Products, Inc.	1,392,683

		3,227,132

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – 4.4%
158,258	Apollo Investment Corp.	$ 1,286,638
5,197	Arlington Asset Investment Corp. Class A	131,380
112,837	BGC Partners, Inc. Class A	708,616
45,959	BlackRock Kelso Capital Corp.	464,645
2,970	Capital Southwest Corp.	430,591
20,437	Cohen & Steers, Inc.(a)	702,420
18,608	Federated Investors, Inc. Class B(a)	540,190
21,262	FXCM, Inc. Class A	350,823
25,476	GAMCO Investors, Inc. Class A	1,437,101
28,737	Gladstone Capital Corp.	247,713
29,909	Greenhill & Co., Inc.	1,505,619
19,154	Investment Technology Group, Inc.*	272,178
113,613	Janus Capital Group, Inc.	1,064,554
13,389	Piper Jaffray Cos., Inc.*	449,201
5,976	Walter Investment Management Corp.*	237,785
23,184	WisdomTree Investments, Inc.*	300,233

		10,129,687

Chemicals – 3.1%
29,584	A. Schulman, Inc.	792,851
24,526	Chemtura Corp.*	548,401
10,284	FutureFuel Corp.	162,384
4,720	Koppers Holdings, Inc.	182,428
45,789	Kraton Performance Polymers, Inc.*	929,517
18,827	Minerals Technologies, Inc.	866,042
33,248	OM Group, Inc.*	1,026,366
24,250	Stepan Co.	1,451,605
15,394	The Valspar Corp.	1,048,639
6,571	Zep, Inc.	85,949

		7,094,182

Commercial Banks – 6.1%
21,572	1st Source Corp.	588,484
12,368	BancorpSouth, Inc.	243,031
7,369	BBCN Bancorp, Inc.	107,661
22,741	Central Pacific Financial Corp.*	422,755
42,384	Columbia Banking System, Inc.	1,058,752
47,618	CVB Financial Corp.	623,320
14,083	First Bancorp, Inc.	252,086
33,269	First Interstate BancSystem, Inc.	784,150
12,694	Great Southern Bancorp, Inc.	370,665
47,290	Hancock Holding Co.	1,549,221
29,906	International Bancshares Corp.	724,024
6,225	OFG Bancorp	114,976
11,769	PacWest Bancorp(a)	416,858
42,625	PrivateBancorp, Inc.	1,005,524
49,475	Renasant Corp.	1,355,615

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
8,450	State Bank Financial Corp.	$ 134,862
15,623	Sterling Financial Corp.	414,478
86,947	Susquehanna Bancshares, Inc.	1,156,395
10,617	TCF Financial Corp.	161,803
86,650	Umpqua Holdings Corp.	1,459,186
20,518	Wintrust Financial Corp.	839,391

		13,783,237

Commercial Services & Supplies – 1.5%
1,774	Consolidated Graphics, Inc.*	95,069
22,560	Deluxe Corp.	925,185
33,724	Kimball International, Inc. Class B	370,627
24,905	Quad Graphics, Inc.(a)	698,336
90,553	Steelcase, Inc. Class A	1,380,028

		3,469,245

Communications Equipment – 2.0%
92,704	ARRIS Group, Inc.*	1,394,268
7,298	Aruba Networks, Inc.*	129,759
5,075	Bel Fuse, Inc. Class B	79,424
7,407	Calix, Inc.*	86,514
55,786	Extreme Networks, Inc.*	241,553
63,856	Harmonic, Inc.*	489,137
34,780	InterDigital, Inc.	1,381,809
22,897	PC-Tel, Inc.	220,956
69,289	Symmetricom, Inc.*	356,146
68,388	Tellabs, Inc.	153,189

		4,532,755

Computers & Peripherals – 0.8%
12,062	Fusion-io, Inc.*	173,934
39,306	Imation Corp.*	183,952
10,826	Lexmark International, Inc. Class A	405,867
28,853	Synaptics, Inc.*	1,154,120

		1,917,873

Construction & Engineering* – 0.1%
7,057	AECOM Technology Corp.	239,232

Consumer Finance – 1.2%
24,314	Cash America International, Inc.	1,021,188
28,519	Nelnet, Inc. Class A	1,108,819
8,340	World Acceptance Corp.*	694,555

		2,824,562

Containers & Packaging – 0.7%
24,884	Boise, Inc.	226,444
18,154	Graphic Packaging Holding Co.*	156,124
23,307	Packaging Corp. of America	1,253,684

		1,636,252

Diversified Consumer Services – 2.3%
2,692	American Public Education, Inc.*	106,361
60,578	Apollo Group, Inc. Class A*	1,103,731
18,825	Ascent Capital Group LLC Class A*	1,462,891

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – (continued)
30,047	K12, Inc.*	$ 934,462
23,690	Outerwall, Inc.*(a)	1,308,872
19,625	Regis Corp.	340,886

		5,257,203

Diversified Financial Services – 0.9%
8,556	CBOE Holdings, Inc.	428,656
14,276	MarketAxess Holdings, Inc.	738,069
42,781	PHH Corp.*	969,417

		2,136,142

Diversified Telecommunication Services – 0.1%
7,724	Cogent Communications Group, Inc.	221,061
6,517	magicJack VocalTec Ltd.*(a)	100,101

		321,162

Electric Utilities – 0.3%
2,247	Otter Tail Corp.	68,736
18,091	Portland General Electric Co.	573,484

		642,220

Electrical Equipment – 1.7%
16,416	Brady Corp. Class A	546,160
13,812	Encore Wire Corp.	576,099
29,681	EnerSys, Inc.	1,570,718
42,957	LSI Industries, Inc.	350,529
18,130	Polypore International, Inc.*(a)	761,279

		3,804,785

Electronic Equipment, Instruments & Components – 1.7%
40,634	AVX Corp.	519,709
60,805	Benchmark Electronics, Inc.*	1,345,006
5,384	Checkpoint Systems, Inc.*	92,605
1,963	FEI Co.	152,034
12,299	Rofin-Sinar Technologies, Inc.*	284,230
25,189	Sanmina Corp.*	414,611
2,844	SYNNEX Corp.*	140,835
59,228	Vishay Intertechnology, Inc.*	852,291

		3,801,321

Energy Equipment & Services – 0.7%
34,433	Exterran Holdings, Inc.*	1,093,248
10,440	Helix Energy Solutions Group, Inc.*	264,863
18,210	ION Geophysical Corp.*	111,992
17,021	Parker Drilling Co.*	103,317
1,124	SEACOR Holdings, Inc.(a)	98,417

		1,671,837

Food & Staples Retailing – 0.2%
8,660	Harris Teeter Supermarkets, Inc.	425,899
6,507	The Pantry, Inc.*	81,012

		506,911

Food Products – 2.2%
4,319	J&J Snack Foods Corp.	344,138
16,521	Lancaster Colony Corp.	1,371,739

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
99,954	Pilgrim’s Pride Corp.*	$ 1,661,235
20,645	Sanderson Farms, Inc.	1,458,363
59	Seaboard Corp.	166,380

		5,001,855

Gas Utilities – 0.6%
28,057	Southwest Gas Corp.	1,392,750

Health Care Equipment & Supplies – 1.3%
1,649	Atrion Corp.	397,656
17,177	Cyberonics, Inc.*	893,032
10,491	Cynosure, Inc. Class A*	298,784
3,487	ICU Medical, Inc.*	249,983
34,917	Masimo Corp.	813,217
10,103	Meridian Bioscience, Inc.	249,847
3,815	Thoratec Corp.*	125,094

		3,027,613

Health Care Providers & Services – 3.9%
15,492	Amedisys, Inc.*	193,805
29,383	AMN Healthcare Services, Inc.*	434,281
5,766	Bio-Reference Laboratories, Inc.*(a)	154,240
24,245	Centene Corp.*	1,344,870
22,041	HealthSouth Corp.*	717,655
48,738	Kindred Healthcare, Inc.*	748,616
23,409	Magellan Health Services, Inc.*	1,337,824
36,022	Molina Healthcare, Inc.*	1,337,137
25,078	PharMerica Corp.*	367,142
70,932	Select Medical Holdings Corp.	636,260
30,523	Skilled Healthcare Group, Inc. Class A*	199,010
21,891	Triple-S Management Corp. Class B*	476,348
13,794	WellCare Health Plans, Inc.*	841,848

		8,789,036

Hotels, Restaurants & Leisure – 3.6%
25,838	Ameristar Casinos, Inc.	683,932
13,954	Bally Technologies, Inc.*	1,000,223
3,145	Biglari Holdings, Inc.*	1,310,081
52,439	Boyd Gaming Corp.*(a)	697,963
2,963	CEC Entertainment, Inc.	123,231
28,002	Krispy Kreme Doughnuts, Inc.*	588,602
22,887	Papa John’s International, Inc.*(b)	1,530,225
6,104	Red Robin Gourmet Burgers, Inc.*	347,195
54,000	Texas Roadhouse, Inc.	1,319,760
14,990	The Cheesecake Factory, Inc.	636,176

		8,237,388

Household Durables – 1.5%
15,111	Blyth, Inc.(a)	211,705
21,963	Ethan Allen Interiors, Inc.	667,016
9,454	Harman International Industries, Inc.	572,251
14,918	Hooker Furniture Corp.	250,771

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
202,948	Hovnanian Enterprises, Inc. Class A*(a)	$ 1,085,772
6,248	NACCO Industries, Inc. Class A	383,190
19,962	PulteGroup, Inc.*	331,968

		3,502,673

Household Products* – 0.1%
40,484	Central Garden & Pet Co. Class A	305,249

Independent Power Producers & Energy Traders* – 0.1%
12,345	Genie Energy Ltd. Class B	127,277

Insurance – 1.6%
37,582	AmTrust Financial Services, Inc.(a)	1,564,539
3,087	Employers Holdings, Inc.	81,157
9,933	Global Indemnity PLC*	258,059
2,599	HCI Group, Inc.	94,864
2,908	Horace Mann Educators Corp.	82,413
88,139	Symetra Financial Corp.	1,584,739

		3,665,771

Internet & Catalog Retail – 0.4%
2,894	Blue Nile, Inc.*	112,374
74,380	Orbitz Worldwide, Inc.*	685,040
4,928	PetMed Express, Inc.	82,544

		879,958

Internet Software & Services – 2.5%
3,743	Blucora, Inc.*	74,860
35,472	Digital River, Inc.*	602,669
57,172	Marchex, Inc. Class B	348,749
27,930	Monster Worldwide, Inc.*	159,760
12,203	OpenTable, Inc.*(a)	777,087
20,196	Pandora Media, Inc.*	370,395
56,249	ValueClick, Inc.*	1,374,725
18,670	VistaPrint NV*(a)	951,797
28,240	WebMD Health Corp.*	932,202

		5,592,244

IT Services – 2.5%
23,093	Acxiom Corp.*	595,106
6,685	Booz Allen Hamilton Holding Corp.	142,925
77,501	Ciber, Inc.*	282,104
11,370	Convergys Corp.	215,234
39,025	CoreLogic, Inc.*	1,088,797
27,001	CSG Systems International, Inc.	639,384
33,985	Euronet Worldwide, Inc.*	1,250,988
4,931	Forrester Research, Inc.	172,979
30,005	ManTech International Corp. Class A(a)	886,348
49,961	ModusLink Global Solutions, Inc.*	155,379
12,815	TeleTech Holdings, Inc.*	321,016

		5,750,260

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products – 0.9%
22,962	Brunswick Corp.	$ 866,815
52,196	Smith & Wesson Holding Corp.*(a)	618,001
12,255	Sturm Ruger & Co., Inc.(a)	623,412

		2,108,228

Life Sciences Tools & Services* – 1.2%
13,196	Cambrex Corp.	193,321
14,014	Charles River Laboratories International, Inc.	638,198
6,332	Luminex Corp.	126,070
37,446	PAREXEL International Corp.	1,851,705

		2,809,294

Machinery – 3.7%
21,254	Albany International Corp. Class A	733,476
6,464	Astec Industries, Inc.	226,240
41,320	Briggs & Stratton Corp.	836,730
7,212	Donaldson Co., Inc.	261,435
1,642	EnPro Industries, Inc.*	93,315
22,492	Hyster-Yale Materials Handling, Inc.	1,462,205
28,553	John Bean Technologies Corp.	676,992
11,314	Kadant, Inc.	370,420
3,528	Kaydon Corp.	102,594
17,458	Lydall, Inc.*	271,647
21,043	Miller Industries, Inc.	349,103
23,239	Tecumseh Products Co. Class A*	266,784
12,107	Tennant Co.	624,721
14,716	WABCO Holdings, Inc.*	1,163,447
18,758	Watts Water Technologies, Inc. Class A	980,668

		8,419,777

Media – 1.3%
12,858	Arbitron, Inc.	590,954
8,304	Belo Corp. Class A	118,415
13,855	Entercom Communications Corp. Class A*	135,918
44,486	Harte-Hanks, Inc.	425,286
39,295	Journal Communications, Inc. Class A*	359,942
7,788	Live Nation Entertainment, Inc.*	127,567
22,905	Scholastic Corp.	698,603
957	The Washington Post Co. Class B	514,254
2,534	Valassis Communications, Inc.(a)	72,548

		3,043,487

Metals & Mining – 2.1%
40,357	Coeur Mining, Inc.*	541,187
54,635	Globe Specialty Metals, Inc.	651,796
1,780	Kaiser Aluminum Corp.	116,145
25,390	Materion Corp.	765,255

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
16,471	Reliance Steel & Aluminum Co.	$ 1,156,264
26,415	Schnitzer Steel Industries, Inc. Class A	677,809
46,793	SunCoke Energy, Inc.*	739,329
5,727	Worthington Industries, Inc.	204,855

		4,852,640

Multi-Utilities – 0.7%
30,213	Black Hills Corp.	1,602,800

Multiline Retail – 0.1%
12,307	Fred’s, Inc. Class A	211,680

Oil, Gas & Consumable Fuels – 1.7%
73,132	Alon USA Energy, Inc.	998,983
5,950	Carrizo Oil & Gas, Inc.*	188,437
17,522	Delek US Holdings, Inc.	530,040
21,067	EXCO Resources, Inc.(a)	182,651
5,993	Green Plains Renewable Energy, Inc.*	99,244
24,064	Northern Oil and Gas, Inc.*	317,885
57,819	Ship Finance International Ltd.	930,308
23,542	Stone Energy Corp.*	573,483

		3,821,031

Paper & Forest Products – 1.0%
19,282	PH Glatfelter Co.	510,395
50,807	Resolute Forest Products*	775,315
18,201	Schweitzer-Mauduit International, Inc.	985,402

		2,271,112

Personal Products – 0.7%
2,342	Inter Parfums, Inc.	77,239
7,723	Nu Skin Enterprises, Inc. Class A	645,952
11,296	USANA Health Sciences, Inc.*	933,275

		1,656,466

Pharmaceuticals – 2.1%
21,157	Auxilium Pharmaceuticals, Inc.*	388,442
37,021	Questcor Pharmaceuticals, Inc.(a)	2,473,743
6,339	Salix Pharmaceuticals Ltd.*	468,452
50,194	Santarus, Inc.*	1,220,718
7,063	Warner Chilcott PLC Class A	150,513

		4,701,868

Professional Services – 2.3%
1,563	Barrett Business Services, Inc.	109,816
21,180	CDI Corp.	333,161
20,178	FTI Consulting, Inc.*	751,832
5,656	ICF International, Inc.*	188,854
22,685	Insperity, Inc.	750,193
67,978	Kelly Services, Inc. Class A	1,330,330
26,539	Kforce, Inc.	442,671
13,753	Manpowergroup, Inc.	919,663
20,270	RPX Corp.*	353,509

		5,180,029

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 4.7%
20,410	Acadia Realty Trust	$ 526,170
17,840	American Assets Trust, Inc.	578,016
10,070	Aviv REIT, Inc.	250,743
3,694	Coresite Realty Corp.	125,448
33,921	Corrections Corp. of America	1,121,089
74,705	Cousins Properties, Inc.	765,726
17,992	CubeSmart	291,470
43,512	DCT Industrial Trust, Inc.	326,775
4,280	EastGroup Properties, Inc.	264,761
29,909	Franklin Street Properties Corp.	398,089
3,972	Getty Realty Corp.	81,784
49,944	Healthcare Realty Trust, Inc.	1,284,060
13,912	Inland Real Estate Corp.	143,155
5,418	PS Business Parks, Inc.	396,977
4,436	Ramco-Gershenson Properties Trust	68,714
24,175	Ryman Hospitality Properties, Inc.(a)	900,519
4,294	Sovran Self Storage, Inc.	296,715
14,161	Taubman Centers, Inc.	1,036,868
41,957	The Geo Group, Inc.	1,456,747
14,606	Washington Real Estate Investment Trust	392,609

		10,706,435

Real Estate Management & Development – 0.8%
6,531	Altisource Residential Corp. Class B*	125,199
8,544	Jones Lang LaSalle, Inc.	777,761
18,478	Realogy Holdings Corp.*	830,771

		1,733,731

Road & Rail – 1.9%
3,814	Con-way, Inc.	158,090
47,095	Heartland Express, Inc.	693,239
42,209	Knight Transportation, Inc.	716,287
24,313	Marten Transport Ltd.	417,211
20,544	Saia, Inc.*	615,087
10,946	Swift Transportation Co.*	195,277
12,848	Universal Truckload Services, Inc.*	354,219
51,406	Werner Enterprises, Inc.	1,236,828

		4,386,238

Semiconductors & Semiconductor Equipment – 4.3%
35,523	Advanced Energy Industries, Inc.*(b)	769,428
4,759	Cabot Microelectronics Corp.*	175,988
58,772	Cypress Semiconductor Corp.*	750,518
40,402	DSP Group, Inc.*	300,995
24,272	First Solar, Inc.*	1,195,153
19,180	International Rectifier Corp.*	462,430
56,073	Micrel, Inc.	594,935
17,568	Microsemi Corp.*	433,227
10,437	MKS Instruments, Inc.	283,051

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
22,772	OmniVision Technologies, Inc.*	$ 370,273
88,102	Rambus, Inc.*	858,995
62,381	RF Micro Devices, Inc.*	323,757
50,010	Spansion, Inc. Class A*	590,118
37,993	SunEdison, Inc.*	382,969
63,037	SunPower Corp.*(a)	1,742,973
16,535	Veeco Instruments, Inc.*	574,757

		9,809,567

Software – 1.8%
35,131	Aspen Technology, Inc.*	1,143,163
10,158	EPIQ Systems, Inc.	132,156
6,886	Manhattan Associates, Inc.*	608,309
72,723	Mentor Graphics Corp.	1,493,003
6,465	Monotype Imaging Holdings, Inc.	158,586
16,116	NetScout Systems, Inc.*	427,558
2,527	Pegasystems, Inc.	90,719

		4,053,494

Specialty Retail – 3.1%
45,231	American Eagle Outfitters, Inc.	888,337
21,418	Brown Shoe Co., Inc.	509,106
33,195	GameStop Corp. Class A(a)	1,628,547
4,466	Guess?, Inc.	150,415
4,016	Haverty Furniture Cos., Inc.	104,416
6,405	Lithia Motors, Inc. Class A	417,862
13,267	Lumber Liquidators Holdings, Inc.*	1,284,511
54,935	OfficeMax, Inc.	625,710
25,638	Stein Mart, Inc.	358,163
6,177	The Buckle, Inc.	345,788
18,002	Urban Outfitters, Inc.*	766,165

		7,079,020

Textiles, Apparel & Luxury Goods – 0.8%
10,375	Columbia Sportswear Co.(a)	669,395
9,662	Movado Group, Inc.	352,470
16,981	Perry Ellis International, Inc.	341,318
10,768	Skechers U.S.A., Inc. Class A*	293,751
3,436	Unifi, Inc.*	78,822

		1,735,756

Thrifts & Mortgage Finance – 0.0%
9,465	Brookline Bancorp, Inc.	93,325

Wireless Telecommunication Services – 0.2%
23,924	USA Mobility, Inc.	373,693

TOTAL COMMON STOCKS		$220,593,742

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.3%
Repurchase Agreement – 3.3%
Joint Repurchase Agreement Account II
$ 7,600,000	0.080%	08/01/13	$ 7,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$228,193,742

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) – 7.9%
Financial Square Money Market Fund
18,009,384	0.089%	$ 18,009,384

TOTAL INVESTMENTS – 107.9%		$246,203,126

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.9)%		(18,048,695)

NET ASSETS – 100.0%		$228,154,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	27	September 2013	$2,815,830	$126,048

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$214,751,232

Gross unrealized gain	37,022,549
Gross unrealized loss	(5,570,655)

Net unrealized security gain	$31,451,894

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Aerospace & Defense – 0.9%
3,320	Alliant Techsystems, Inc.	$ 309,092
963	American Science and Engineering, Inc.	58,541
11,725	Taser International, Inc.*	104,118

		471,751

Air Freight & Logistics* – 0.1%
11,616	Pacer International, Inc.	71,903

Airlines – 1.8%
5,589	Alaska Air Group, Inc.*	341,879
3,715	Allegiant Travel Co.	361,767
10,368	Republic Airways Holdings, Inc.*	142,353
9,635	SkyWest, Inc.	145,681

		991,680

Auto Components – 2.8%
519	Cooper Tire & Rubber Co.	17,407
10,949	Dana Holding Corp.	239,236
7,391	Dorman Products, Inc.	347,968
9,557	Gentex Corp.	215,797
1,333	Standard Motor Products, Inc.	45,842
5,284	Stoneridge, Inc.*	63,831
3,903	Superior Industries International, Inc.	71,073
10,408	Tenneco, Inc.*	503,019

		1,504,173

Beverages – 0.2%
4,603	National Beverage Corp.	81,841

Biotechnology – 8.2%
5,070	Acorda Therapeutics, Inc.*	192,508
1,732	Aegerion Pharmaceuticals, Inc.*	158,634
779	Alnylam Pharmaceuticals, Inc.*	35,966
17,613	Arena Pharmaceuticals, Inc.*(a)	122,410
11,929	Cepheid, Inc.*	415,964
6,191	Cubist Pharmaceuticals, Inc.*	385,885
8,071	Emergent Biosolutions, Inc.*	142,776
10,011	Genomic Health, Inc.*	356,792
19,450	Halozyme Therapeutics, Inc.*(a)	165,520
10,530	Incyte Corp.*	246,507
17,639	Isis Pharmaceuticals, Inc.*	508,885
1,246	Ligand Pharmaceuticals, Inc. Class B*	59,036
48,075	MannKind Corp.*(a)	371,139
17,775	Momenta Pharmaceuticals, Inc.*	306,797
41,742	PDL BioPharma, Inc.(a)	338,945
3,455	Sangamo Biosciences, Inc.*	33,686
8,754	Seattle Genetics, Inc.*(b)	354,712
460	Synageva BioPharma Corp.*	22,126
3,351	United Therapeutics Corp.*	250,789

		4,469,077

Shares	Description	Value
Common Stocks – (continued)
Building Products – 1.2%
8,355	AAON, Inc.	$ 180,217
1,006	American Woodmark Corp.*	34,898
1,477	Apogee Enterprises, Inc.	39,525
1,176	Ply Gem Holdings, Inc.*	22,038
1,429	Simpson Manufacturing Co., Inc.	47,186
6,888	Trex Co., Inc.*	326,078

		649,942

Capital Markets – 2.3%
29,407	BGC Partners, Inc. Class A	184,676
7,980	Cohen & Steers, Inc.(a)	274,273
2,729	Financial Engines, Inc.	130,282
2,947	GAMCO Investors, Inc. Class A	166,240
7,927	Greenhill & Co., Inc.	399,045
662	Virtus Investment Partners, Inc.*	123,463

		1,277,979

Chemicals – 1.5%
4,717	Chemtura Corp.*	105,472
2,613	Koppers Holdings, Inc.	100,992
4,285	OM Group, Inc.*	132,278
3,136	Omnova Solutions, Inc.*	25,276
518	Quaker Chemical Corp.	34,173
17,025	Senomyx, Inc.*	44,946
6,030	Stepan Co.	360,956

		804,093

Commercial Banks – 0.1%
1,751	Hancock Holding Co.	57,363

Commercial Services & Supplies – 2.0%
9,595	Deluxe Corp.	393,491
4,618	Intersections, Inc.	44,702
6,119	Kimball International, Inc. Class B	67,248
4,636	Mine Safety Appliances Co.	246,311
18,957	Steelcase, Inc. Class A	288,905
2,573	The Brink’s Co.	68,776

		1,109,433

Communications Equipment – 2.6%
24,071	ARRIS Group, Inc.*	362,028
13,599	Aruba Networks, Inc.*	241,790
3,803	Calix, Inc.*	44,419
8,250	Extreme Networks, Inc.*	35,722
32,384	Infinera Corp.*	353,309
9,486	InterDigital, Inc.	376,879
435	ViaSat, Inc.*	29,054

		1,443,201

Computers & Peripherals – 1.1%
12,445	Fusion-io, Inc.*	179,457
1,934	Lexmark International, Inc. Class A	72,506
9,311	Synaptics, Inc.*	372,440

		624,403

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.0%
534	AECOM Technology Corp.	$ 18,103

Consumer Finance* – 0.3%
2,259	World Acceptance Corp.	188,129

Containers & Packaging – 0.8%
23,105	Graphic Packaging Holding Co.*	198,703
4,902	Packaging Corp. of America	263,679

		462,382

Diversified Consumer Services – 2.2%
3,498	American Public Education, Inc.*	138,206
14,268	Apollo Group, Inc. Class A*	259,963
10,527	K12, Inc.*	327,390
6,454	Outerwall, Inc.*(a)	356,583
540	Steiner Leisure Ltd.*	31,288
2,123	Strayer Education, Inc.(a)	93,964

		1,207,394

Diversified Financial Services – 0.9%
2,412	Interactive Brokers Group, Inc. Class A	39,074
5,479	MarketAxess Holdings, Inc.	283,264
2,059	NewStar Financial, Inc.*	31,709
6,012	PHH Corp.*	136,232

		490,279

Diversified Telecommunication Services – 0.4%
5,343	Cbeyond, Inc.*	45,255
3,691	Cogent Communications Group, Inc.	105,636
3,718	magicJack VocalTec Ltd.*(a)	57,109

		208,000

Electrical Equipment – 2.0%
3,019	Acuity Brands, Inc.	261,143
2,992	Coleman Cable, Inc.	65,016
6,350	EnerSys, Inc.	336,042
9,922	Polypore International, Inc.*	416,625

		1,078,826

Electronic Equipment, Instruments & Components – 2.0%
4,540	AVX Corp.	58,067
6,353	Benchmark Electronics, Inc.*	140,528
1,697	Electro Scientific Industries, Inc.	19,261
6,020	FEI Co.	466,249
797	Plexus Corp.*	27,871
5,701	Rofin-Sinar Technologies, Inc.*	131,750
17,386	Vishay Intertechnology, Inc.*	250,185

		1,093,911

Energy Equipment & Services – 0.5%
25,681	ION Geophysical Corp.*	157,938
6,458	Newpark Resources, Inc.*	73,880
707	SEACOR Holdings, Inc.(a)	61,905

		293,723

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 0.7%
5,806	Harris Teeter Supermarkets, Inc.	$ 285,539
5,389	SUPERVALU, Inc.*	43,166
3,790	The Pantry, Inc.*	47,185

		375,890

Food Products – 2.5%
674	Cal-Maine Foods, Inc.	34,158
1,715	J&J Snack Foods Corp.	136,651
4,415	Lancaster Colony Corp.	366,578
25,770	Pilgrim’s Pride Corp.*	428,297
5,562	Sanderson Farms, Inc.	392,900

		1,358,584

Health Care Equipment & Supplies – 3.1%
10,096	Align Technology, Inc.*	434,532
7,486	Cyberonics, Inc.*	389,197
2,098	Cynosure, Inc. Class A*	59,751
1,824	DexCom, Inc.*	39,727
3,028	ICU Medical, Inc.*	217,077
8,960	Masimo Corp.	208,679
7,348	Meridian Bioscience, Inc.	181,716
1,218	SurModics, Inc.*	24,652
1,605	Thoratec Corp.*	52,628
3,949	Vascular Solutions, Inc.*	63,816

		1,671,775

Health Care Providers & Services* – 3.9%
1,905	Amedisys, Inc.	23,831
5,300	AMN Healthcare Services, Inc.	78,334
3,718	Bio-Reference Laboratories, Inc.(a)	99,456
8,909	Centene Corp.	494,182
5,440	CorVel Corp.	184,362
13,340	HealthSouth Corp.	434,350
9,821	Kindred Healthcare, Inc.	150,851
2,431	Magellan Health Services, Inc.	138,932
9,207	Molina Healthcare, Inc.	341,764
4,779	PharMerica Corp.	69,965
9,441	Skilled Healthcare Group, Inc. Class A	61,555
3,664	Triple-S Management Corp. Class B	79,729

		2,157,311

Hotels, Restaurants & Leisure – 4.4%
6,682	Ameristar Casinos, Inc.	176,873
448	Bally Technologies, Inc.*	32,113
428	Biglari Holdings, Inc.*	178,288
6,287	Bloomin’ Brands, Inc.*	148,373
11,195	Boyd Gaming Corp.*(a)	149,005
1,664	CEC Entertainment, Inc.	69,206
258	Cracker Barrel Old Country Store, Inc.	25,258
11,612	Krispy Kreme Doughnuts, Inc.*	244,084

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,997	Papa John’s International, Inc.*	$ 400,959
1,497	Red Robin Gourmet Burgers, Inc.*	85,149
3,538	Sonic Corp.*	54,379
14,767	Texas Roadhouse, Inc.	360,906
9,837	The Cheesecake Factory, Inc.	417,482
3,209	Town Sports International Holdings, Inc.	40,498

		2,382,573

Household Durables – 2.0%
3,400	Blyth, Inc.	47,634
5,837	Ethan Allen Interiors, Inc.	177,270
2,593	Harman International Industries, Inc.	156,954
31,781	Hovnanian Enterprises, Inc. Class A*(a)	170,029
4,645	iRobot Corp.*	162,389
9,339	KB Home(a)	165,767
1,272	NACCO Industries, Inc. Class A	78,012
7,373	PulteGroup, Inc.*	122,613

		1,080,668

Insurance – 0.8%
7,837	AmTrust Financial Services, Inc.(a)	326,254
2,577	Employers Holdings, Inc.	67,749
930	Global Indemnity PLC*	24,162

		418,165

Internet & Catalog Retail – 0.7%
766	Blue Nile, Inc.*	29,744
30,117	Orbitz Worldwide, Inc.*	277,378
1,404	Overstock.com, Inc.*	47,750
1,862	PetMed Express, Inc.	31,188

		386,060

Internet Software & Services – 3.2%
2,025	Blucora, Inc.*	40,500
2,799	Dice Holdings, Inc.*	24,267
2,149	Liquidity Services, Inc.*(a)	61,246
4,517	LivePerson, Inc.*	41,737
11,427	Marchex, Inc. Class B	69,705
3,823	OpenTable, Inc.*	243,449
1,849	Pandora Media, Inc.*	33,911
7,623	Responsys, Inc.*	110,457
3,166	Travelzoo, Inc.*	90,769
16,107	ValueClick, Inc.*	393,655
7,617	VistaPrint NV*(a)	388,315
7,206	WebMD Health Corp.*	237,870

		1,735,881

IT Services – 2.6%
9,222	Acxiom Corp.*	237,651
3,557	Cardtronics, Inc.*	104,789
6,649	CoreLogic, Inc.*	185,507
5,904	CSG Systems International, Inc.	139,807
5,723	Euronet Worldwide, Inc.*	210,664
4,542	Forrester Research, Inc.	159,333

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
2,009	Heartland Payment Systems, Inc.(a)	$ 74,956
2,154	ManTech International Corp. Class A	63,629
5,034	Sapient Corp.*	69,016
6,178	TeleTech Holdings, Inc.*	154,759

		1,400,111

Leisure Equipment & Products – 1.6%
13,488	Brunswick Corp.	509,172
15,564	Smith & Wesson Holding Corp.*(a)	184,278
3,963	Sturm Ruger & Co., Inc.(a)	201,598

		895,048

Life Sciences Tools & Services* – 1.2%
6,199	Cambrex Corp.	90,815
1,836	Luminex Corp.	36,555
10,563	PAREXEL International Corp.	522,340

		649,710

Machinery – 3.2%
5,129	Albany International Corp. Class A	177,002
1,634	Altra Holdings, Inc.	40,752
1,999	CIRCOR International, Inc.	104,988
573	Donaldson Co., Inc.	20,771
780	EnPro Industries, Inc.*	44,327
2,229	Hyster-Yale Materials Handling, Inc.	144,907
7,827	John Bean Technologies Corp.	185,578
2,890	Lydall, Inc.*	44,968
3,811	Met-Pro Corp.	52,020
4,786	Mueller Industries, Inc.	262,704
3,924	Tennant Co.	202,479
3,346	WABCO Holdings, Inc.*	264,535
1,701	Watts Water Technologies, Inc. Class A	88,928
2,837	Woodward, Inc.	116,090

		1,750,049

Marine – 0.1%
1,816	Matson, Inc.	51,429

Media – 0.9%
4,490	Arbitron, Inc.	206,360
5,872	Belo Corp. Class A	83,735
5,985	Entercom Communications Corp. Class A*	58,713
2,490	Harte-Hanks, Inc.	23,804
3,351	Scholastic Corp.	102,206

		474,818

Metals & Mining – 2.0%
11,577	Coeur Mining, Inc.*	155,247
11,173	Globe Specialty Metals, Inc.	133,294
1,063	Materion Corp.	32,039
877	Reliance Steel & Aluminum Co.	61,565

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – (continued)
5,410	Schnitzer Steel Industries, Inc. Class A	$ 138,821
11,783	SunCoke Energy, Inc.*	186,171
10,392	Worthington Industries, Inc.	371,722

		1,078,859

Oil, Gas & Consumable Fuels – 1.4%
7,705	Alon USA Energy, Inc.(b)	105,250
3,370	Bill Barrett Corp.*	75,555
1,552	Carrizo Oil & Gas, Inc.*	49,152
1,476	Contango Oil & Gas Co.	57,062
4,305	Delek US Holdings, Inc.	130,226
31,037	EXCO Resources, Inc.(a)	269,091
4,988	Northern Oil and Gas, Inc.*	65,892

		752,228

Paper & Forest Products – 0.9%
7,595	PH Glatfelter Co.	201,040
5,794	Schweitzer-Mauduit International, Inc.	313,687

		514,727

Personal Products – 0.7%
580	Inter Parfums, Inc.	19,128
4,590	USANA Health Sciences, Inc.*	379,226

		398,354

Pharmaceuticals – 3.1%
15,341	Auxilium Pharmaceuticals, Inc.*	281,661
10,525	Questcor Pharmaceuticals, Inc.	703,280
1,161	Salix Pharmaceuticals Ltd.*	85,798
15,253	Santarus, Inc.*	370,953
12,815	SciClone Pharmaceuticals, Inc.*	80,222
5,104	The Medicines Co.*	157,713
3,294	XenoPort, Inc.*	17,755

		1,697,382

Professional Services – 1.8%
4,327	CDI Corp.	68,064
2,914	Heidrick & Struggles International, Inc.	44,817
8,049	Insperity, Inc.	266,180
15,447	Kelly Services, Inc. Class A	302,298
5,716	Kforce, Inc.	95,343
1,599	Manpowergroup, Inc.	106,925
5,339	RPX Corp.*	93,112

		976,739

Real Estate Investment Trusts – 4.4%
5,246	Aviv REIT, Inc.	130,625
952	Coresite Realty Corp.	32,330
2,203	Corrections Corp. of America	72,809
3,770	EastGroup Properties, Inc.	233,212
4,606	Healthcare Realty Trust, Inc.	118,420
6,823	Highwoods Properties, Inc.	247,538
3,875	Investors Real Estate Trust	33,480
4,328	PS Business Parks, Inc.	317,113

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
8,566	Ryman Hospitality Properties, Inc.	$ 319,084
3,682	Sovran Self Storage, Inc.	254,426
1,625	Taubman Centers, Inc.	118,983
9,701	The Geo Group, Inc.	336,819
1,219	Universal Health Realty Income Trust	52,990
4,127	Washington Real Estate Investment Trust	110,934

		2,378,763

Real Estate Management & Development* – 0.1%
2,716	Forestar Group, Inc.	58,693

Road & Rail – 2.1%
1,043	Celadon Group, Inc.	20,975
11,540	Heartland Express, Inc.	169,869
11,655	Knight Transportation, Inc.	197,785
5,558	Saia, Inc.*	166,406
12,738	Swift Transportation Co.*	227,246
2,476	Universal Truckload Services, Inc.*	68,263
12,928	Werner Enterprises, Inc.	311,048

		1,161,592

Semiconductors & Semiconductor Equipment – 6.0%
9,686	Advanced Energy Industries, Inc.*	209,799
8,291	Applied Micro Circuits Corp.*	98,414
5,266	Cabot Microelectronics Corp.*	194,737
1,736	Cavium, Inc.*	63,468
33,525	Cypress Semiconductor Corp.*	428,114
3,462	First Solar, Inc.*	170,469
20,954	Micrel, Inc.	222,322
11,946	Microsemi Corp.*	294,588
7,025	OmniVision Technologies, Inc.*	114,227
12,906	PLX Technology, Inc.*	70,725
35,690	Rambus, Inc.*	347,977
43,603	RF Micro Devices, Inc.*	226,300
2,229	Semtech Corp.*	67,427
18,091	SunEdison, Inc.*	182,357
15,519	SunPower Corp.*(a)	429,100
2,295	Ultratech, Inc.*	67,060
3,079	Veeco Instruments, Inc.*	107,026

		3,294,110

Software – 3.5%
16,201	Aspen Technology, Inc.*	527,180
3,169	AVG Technologies NV*	70,669
3,736	Ellie Mae, Inc.*	87,983
3,107	Manhattan Associates, Inc.*	274,472
2,691	Monotype Imaging Holdings, Inc.	66,010
12,790	NetScout Systems, Inc.*	339,319
4,561	Pegasystems, Inc.	163,740
3,309	QAD, Inc. Class A	42,223
2,661	RealPage, Inc.*(a)	53,646
13,556	Take-Two Interactive Software, Inc.*	237,636
7,045	TeleNav, Inc.*	43,186

		1,906,064

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 4.2%
4,227	American Eagle Outfitters, Inc.	$ 83,018
1,815	Brown Shoe Co., Inc.	43,143
393	Conn’s, Inc.*	25,396
1,071	Destination Maternity Corp.	32,194
3,813	Express, Inc.*	85,983
7,523	GameStop Corp. Class A	369,078
4,969	Lithia Motors, Inc. Class A	324,178
5,006	Lumber Liquidators Holdings, Inc.*	484,681
3,752	Monro Muffler Brake, Inc.	161,374
10,655	Office Depot, Inc.*	46,136
2,087	Pier 1 Imports, Inc.	49,045
6,925	Stein Mart, Inc.	96,742
6,697	The Buckle, Inc.	374,898
5,364	Zumiez, Inc.*	147,885

		2,323,751

Textiles, Apparel & Luxury Goods – 0.6%
8,248	Movado Group, Inc.	300,887
2,259	Perry Ellis International, Inc.	45,406

		346,293

Trading Companies & Distributors – 1.0%
1,575	Rush Enterprises, Inc. Class A*	39,249
5,449	Watsco, Inc.	508,664

		547,913

Water Utilities – 0.1%
5,132	Consolidated Water Co., Ltd.	60,865

Wireless Telecommunication Services – 0.1%
3,896	USA Mobility, Inc.	60,856

TOTAL COMMON STOCKS		$ 52,942,847

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 4.0%
Repurchase Agreement – 4.0%
Joint Repurchase Agreement Account II
$2,200,000	0.080%	08/01/13	$ 2,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$ 55,142,847

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 7.3%
Financial Square Money Market Fund - FST Shares
3,997,350	0.089%	$ 3,997,350

TOTAL INVESTMENTS – 108.1%		$59,140,197

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.1)%		(4,455,072)

NET ASSETS – 100.0%		$54,685,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	3	September 2013	$312,870	$14,005

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$51,327,377

Gross unrealized gain	8,931,404
Gross unrealized loss	(1,118,584)

Net unrealized security gain	$7,812,820

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 1.9%
21,978	AAR Corp.	$ 532,747
5,763	Alliant Techsystems, Inc.	536,535
2,688	American Science and Engineering, Inc.	163,403
8,277	Ducommun, Inc.*	189,047
6,968	Esterline Technologies Corp.*	567,474
1,883	Moog, Inc. Class A*	105,900
30,573	Orbital Sciences Corp.*	566,823

		2,661,929

Air Freight & Logistics* – 0.1%
25,809	Pacer International, Inc.	159,758

Airlines – 1.7%
1,824	Alaska Air Group, Inc.*	111,574
6,922	Allegiant Travel Co.	674,064
44,349	JetBlue Airways Corp.*	290,043
27,294	Republic Airways Holdings, Inc.*	374,747
62,784	SkyWest, Inc.	949,294

		2,399,722

Auto Components – 1.7%
10,877	Cooper Tire & Rubber Co.	364,815
24,165	Dana Holding Corp.	528,005
30,761	Gentex Corp.	694,583
18,088	Modine Manufacturing Co.*	198,968
22,870	Spartan Motors, Inc.	138,592
8,562	Standard Motor Products, Inc.	294,447
15,795	Superior Industries International, Inc.	287,627

		2,507,037

Biotechnology* – 1.7%
13,121	Cubist Pharmaceuticals, Inc.	817,832
24,217	Emergent Biosolutions, Inc.	428,399
7,598	Genomic Health, Inc.	270,793
1,865	Isis Pharmaceuticals, Inc.	53,805
28,817	Momenta Pharmaceuticals, Inc.	497,381
4,477	United Therapeutics Corp.	335,059

		2,403,269

Building Products – 0.8%
5,832	American Woodmark Corp.*	202,312
2,783	Trex Co., Inc.*	131,747
19,677	Universal Forest Products, Inc.	811,677

		1,145,736

Capital Markets – 4.3%
122,036	Apollo Investment Corp.	992,153
6,768	Arlington Asset Investment Corp. Class A	171,095
49,815	BGC Partners, Inc. Class A	312,838
50,189	BlackRock Kelso Capital Corp.	507,411

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
4,424	Calamos Asset Management, Inc. Class A	$ 47,116
1,932	Capital Southwest Corp.	280,101
2,837	FXCM, Inc. Class A	46,810
14,483	GAMCO Investors, Inc. Class A	816,986
19,680	Gladstone Capital Corp.	169,642
10,234	Greenhill & Co., Inc.	515,179
14,316	Investment Technology Group, Inc.*	203,430
102,110	Janus Capital Group, Inc.	956,771
13,175	MVC Capital, Inc.	167,586
9,531	Piper Jaffray Cos., Inc.*	319,765
17,495	Walter Investment Management Corp.*	696,126

		6,203,009

Chemicals – 2.6%
33,928	A. Schulman, Inc.	909,270
10,062	FutureFuel Corp.	158,879
35,837	Kraton Performance Polymers, Inc.*	727,491
17,657	Minerals Technologies, Inc.	812,222
27,864	OM Group, Inc.*	860,162
5,686	Stepan Co.	340,364

		3,808,388

Commercial Banks – 13.2%
11,854	1st Source Corp.	323,377
53,248	BancorpSouth, Inc.	1,046,323
2,636	Banner Corp.	97,743
11,994	BBCN Bancorp, Inc.	175,232
11,900	Cathay General Bancorp	282,744
23,696	Central Pacific Financial Corp.*	440,509
7,020	Chemical Financial Corp.	209,617
26,347	Columbia Banking System, Inc.	658,148
5,188	Community Bank System, Inc.	174,006
44,253	CVB Financial Corp.	579,272
17,693	First Commonwealth Financial Corp.	132,874
36,043	First Financial Bancorp	580,653
4,598	First Financial Bankshares, Inc.(a)	283,467
42,800	First Interstate BancSystem, Inc.	1,008,796
27,263	FirstMerit Corp.	611,236
35,306	Glacier Bancorp, Inc.	859,348
9,256	Great Southern Bancorp, Inc.	270,275
39,364	Hancock Holding Co.	1,289,565
8,998	Home Bancshares, Inc.	245,825
28,620	International Bancshares Corp.	692,890
6,175	Lakeland Financial Corp.	194,821
5,412	National Bank Holdings Corp. Class A	108,240
23,335	OFG Bancorp	430,997
4,011	Old National Bancorp	57,798
17,295	PacWest Bancorp(a)	612,589
46,404	PrivateBancorp, Inc.	1,094,670
1,807	Prosperity Bancshares, Inc.	106,649
33,225	Renasant Corp.	910,365
3,525	Southside Bancshares, Inc.	88,090

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
14,687	Southwest Bancorp, Inc.*	$ 219,718
11,460	State Bank Financial Corp.	182,902
22,113	Sterling Financial Corp.	586,658
89,526	Susquehanna Bancshares, Inc.	1,190,696
3,732	The Bancorp, Inc.*	55,980
3,912	TriCo Bancshares	84,734
8,315	UMB Financial Corp.	497,237
70,505	Umpqua Holdings Corp.	1,187,304
12,319	Webster Financial Corp.	335,570
4,228	WesBanco, Inc.	124,515
10,842	Western Alliance Bancorp*	192,229
13,031	Wilshire Bancorp, Inc.	114,542
16,433	Wintrust Financial Corp.	672,274

		19,010,478

Commercial Services & Supplies – 1.6%
5,714	Consolidated Graphics, Inc.*	306,213
9,521	Deluxe Corp.	390,456
25,570	Kimball International, Inc. Class B	281,014
20,504	Quad Graphics, Inc.(a)	574,932
52,264	Steelcase, Inc. Class A	796,504

		2,349,119

Communications Equipment – 1.9%
63,038	ARRIS Group, Inc.*	948,092
7,627	Calix, Inc.*	89,083
57,416	Extreme Networks, Inc.*	248,611
65,415	Harmonic, Inc.*	501,079
25,007	Infinera Corp.*	272,826
9,777	InterDigital, Inc.	388,440
33,104	Symmetricom, Inc.*	170,155
70,029	Tellabs, Inc.	156,865

		2,775,151

Computers & Peripherals – 0.9%
15,958	Fusion-io, Inc.*	230,115
41,246	Imation Corp.*	193,031
10,129	Lexmark International, Inc. Class A	379,736
45,568	Quantum Corp.*	72,909
8,878	Synaptics, Inc.*	355,120

		1,230,911

Consumer Finance – 1.4%
15,302	Cash America International, Inc.	642,684
9,214	Green Dot Corp. Class A*	214,502
23,363	Nelnet, Inc. Class A	908,353
3,816	World Acceptance Corp.*(a)	317,797

		2,083,336

Containers & Packaging – 0.2%
36,013	Boise, Inc.	327,718

Diversified Consumer Services – 1.7%
40,129	Apollo Group, Inc. Class A*	731,150
9,071	Ascent Capital Group LLC Class A*	704,907
2,913	K12, Inc.*	90,594
7,822	Outerwall, Inc.*(a)	432,166
28,883	Regis Corp.	501,698
917	Steiner Leisure Ltd.*	53,131

		2,513,646

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 0.7%
3,403	Interactive Brokers Group, Inc. Class A	$ 55,129
43,725	PHH Corp.*	990,808

		1,045,937

Diversified Telecommunication Services* – 0.1%
6,126	Iridium Communications, Inc.	51,581
8,579	magicJack VocalTec Ltd.(a)	131,773

		183,354

Electric Utilities – 1.6%
1,984	IDACORP, Inc.	104,696
1,990	Otter Tail Corp.	60,874
43,091	Portland General Electric Co.	1,365,985
19,340	UIL Holdings Corp.	789,845

		2,321,400

Electrical Equipment – 2.1%
32,927	Brady Corp. Class A	1,095,481
9,209	Encore Wire Corp.	384,107
24,057	EnerSys, Inc.	1,273,097
29,757	LSI Industries, Inc.	242,817

		2,995,502

Electronic Equipment, Instruments & Components – 1.7%
4,769	AVX Corp.	60,995
43,184	Benchmark Electronics, Inc.*	955,230
7,525	CTS Corp.	105,726
6,809	Daktronics, Inc.	74,082
8,012	Newport Corp.*	117,376
1,388	Plexus Corp.*	48,538
15,464	Rofin-Sinar Technologies, Inc.*	357,373
28,560	Sanmina Corp.*	470,098
2,429	ScanSource, Inc.*	86,497
16,798	TTM Technologies, Inc.*	155,214

		2,431,129

Energy Equipment & Services – 2.1%
5,412	Dawson Geophysical Co.*	195,265
25,602	Exterran Holdings, Inc.*	812,864
22,358	Helix Energy Solutions Group, Inc.*	567,222
24,329	ION Geophysical Corp.*	149,623
5,442	Newpark Resources, Inc.*	62,257
31,559	Parker Drilling Co.*	191,563
11,784	SEACOR Holdings, Inc.(a)	1,031,807

		3,010,601

Food & Staples Retailing – 0.9%
18,693	Harris Teeter Supermarkets, Inc.	919,322
7,139	Ingles Markets, Inc. Class A	203,176
15,665	The Pantry, Inc.*	195,029

		1,317,527

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – 1.3%
5,203	Lancaster Colony Corp.	$ 432,005
13,428	Pilgrim’s Pride Corp.*	223,173
10,095	Sanderson Farms, Inc.	713,111
159	Seaboard Corp.	448,380

		1,816,669

Gas Utilities – 0.8%
9,029	Northwest Natural Gas Co.	396,734
14,480	Southwest Gas Corp.	718,787

		1,115,521

Health Care Equipment & Supplies* – 0.5%
6,503	Cyberonics, Inc.	338,091
4,270	Cynosure, Inc. Class A	121,609
1,500	Greatbatch, Inc.	56,700
2,656	ICU Medical, Inc.	190,409
2,632	SurModics, Inc.	53,272

		760,081

Health Care Providers & Services – 4.1%
12,754	Amedisys, Inc.*	159,553
10,760	Five Star Quality Care, Inc.*	63,699
26,419	HealthSouth Corp.*	860,203
41,420	Kindred Healthcare, Inc.*	636,211
18,062	Magellan Health Services, Inc.*	1,032,243
23,735	Molina Healthcare, Inc.*	881,043
2,418	National Healthcare Corp.	116,137
14,108	PharMerica Corp.*	206,541
50,777	Select Medical Holdings Corp.	455,470
25,199	Skilled Healthcare Group, Inc. Class A*	164,297
16,823	Triple-S Management Corp. Class B*	366,068
7,922	Universal American Corp.	85,874
13,385	WellCare Health Plans, Inc.*	816,887

		5,844,226

Hotels, Restaurants & Leisure – 1.4%
13,525	Ameristar Casinos, Inc.	358,007
2,196	Bally Technologies, Inc.*	157,409
2,145	Biglari Holdings, Inc.*	893,521
4,232	Boyd Gaming Corp.*	56,328
3,480	Jack in the Box, Inc.*	139,513
6,211	Krispy Kreme Doughnuts, Inc.*	130,555
6,096	Red Robin Gourmet Burgers, Inc.*	346,741

		2,082,074

Household Durables – 1.5%
4,518	American Greetings Corp. Class A	86,023
7,951	Blyth, Inc.	111,393
6,605	CSS Industries, Inc.	175,891
12,608	Ethan Allen Interiors, Inc.	382,905
1,056	Harman International Industries, Inc.	63,920
11,446	Hooker Furniture Corp.	192,407

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
159,012	Hovnanian Enterprises, Inc. Class A*(a)	$ 850,714
4,593	NACCO Industries, Inc. Class A	281,689

		2,144,942

Household Products* – 0.2%
29,296	Central Garden & Pet Co. Class A	220,892

Independent Power Producers & Energy Traders – 0.2%
19,258	Genie Energy Ltd. Class B*	198,550
4,357	Ormat Technologies, Inc.	100,342

		298,892

Insurance – 4.0%
34,961	American Equity Investment Life Holding Co.	636,290
2,166	AMERISAFE, Inc.	77,391
23,786	AmTrust Financial Services, Inc.(a)	990,211
58,174	CNO Financial Group, Inc.	830,725
6,132	Employers Holdings, Inc.	161,210
15,860	First American Financial Corp.	360,498
15,488	Global Indemnity PLC*	402,378
4,910	Horace Mann Educators Corp.	139,149
1,405	Infinity Property & Casualty Corp.	91,339
5,252	Kansas City Life Insurance Co.	231,141
8,238	Maiden Holdings Ltd.	100,174
1,413	Safety Insurance Group, Inc.	75,977
5,096	Selective Insurance Group, Inc.	124,597
3,418	Stewart Information Services Corp.	105,719
68,343	Symetra Financial Corp.	1,228,807
10,150	United Fire Group, Inc.	264,002

		5,819,608

Internet & Catalog Retail* – 0.1%
17,232	Orbitz Worldwide, Inc.	158,707

Internet Software & Services – 1.1%
7,252	Bankrate, Inc.*	130,028
26,019	Digital River, Inc.*	442,063
37,450	Marchex, Inc. Class B	228,445
3,729	Travelzoo, Inc.*	106,910
21,301	ValueClick, Inc.*	520,597
5,167	WebMD Health Corp.*	170,563

		1,598,606

IT Services – 2.3%
23,303	Acxiom Corp.*	600,518
7,614	CACI International, Inc. Class A*	505,570
57,204	Ciber, Inc.*	208,223
23,051	Convergys Corp.	436,355
7,874	CSG Systems International, Inc.	186,456
6,752	Euronet Worldwide, Inc.*	248,541

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
12,819	Global Cash Access Holdings, Inc.*	$ 89,605
25,259	ManTech International Corp. Class A	746,151
13,342	TeleTech Holdings, Inc.*	334,217

		3,355,636

Life Sciences Tools & Services* – 0.3%
50,565	Affymetrix, Inc.	192,147
17,168	Cambrex Corp.	251,511

		443,658

Machinery – 3.2%
3,632	Actuant Corp. Class A	128,246
17,578	Albany International Corp. Class A	606,617
7,154	Astec Industries, Inc.	250,390
2,319	Barnes Group, Inc.	76,527
26,590	Briggs & Stratton Corp.	538,447
2,438	CIRCOR International, Inc.	128,044
3,696	EnPro Industries, Inc.*	210,044
13,719	Hyster-Yale Materials Handling, Inc.	891,872
8,491	Kadant, Inc.	277,995
17,151	Kaydon Corp.	498,751
3,080	Lydall, Inc.*	47,925
15,018	Miller Industries, Inc.	249,149
18,867	Tecumseh Products Co. Class A*	216,593
9,609	Watts Water Technologies, Inc. Class A	502,358

		4,622,958

Media – 1.0%
14,746	Belo Corp. Class A	210,278
13,330	Entercom Communications Corp. Class A*	130,767
7,942	Harte-Hanks, Inc.	75,926
32,352	Journal Communications, Inc. Class A*	296,344
16,911	Scholastic Corp.	515,786
5,546	Valassis Communications, Inc.(a)	158,782

		1,387,883

Metals & Mining – 1.8%
21,529	Coeur d’Alene Mines Corp.*	288,704
43,892	Globe Specialty Metals, Inc.	523,631
3,016	Kaiser Aluminum Corp.	196,794
16,920	Materion Corp.	509,969
19,284	Schnitzer Steel Industries, Inc. Class A	494,827
37,566	SunCoke Energy, Inc.*	593,543

		2,607,468

Multi-Utilities – 0.9%
22,804	Black Hills Corp.	1,209,752
2,122	NorthWestern Corp.	89,549

		1,299,301

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – 0.1%
9,715	Fred’s, Inc. Class A	$ 167,098

Oil, Gas & Consumable Fuels – 2.0%
47,876	Alon USA Energy, Inc.	653,986
23,235	EXCO Resources, Inc.(a)	201,447
4,686	Green Plains Renewable Energy, Inc.*	77,600
39,360	Northern Oil and Gas, Inc.*	519,946
14,219	Penn Virginia Corp.*	71,664
11,929	PetroQuest Energy, Inc.*	53,681
37,839	Ship Finance International Ltd.	608,830
17,465	Stone Energy Corp.*	425,447
20,076	W&T Offshore, Inc.	327,038

		2,939,639

Paper & Forest Products – 1.0%
11,699	PH Glatfelter Co.	309,673
41,448	Resolute Forest Products*	632,496
8,223	Schweitzer-Mauduit International, Inc.	445,193

		1,387,362

Personal Products – 0.6%
1,332	Inter Parfums, Inc.	43,929
10,459	USANA Health Sciences, Inc.*	864,123

		908,052

Pharmaceuticals* – 0.3%
58,121	Horizon Pharma, Inc.(a)	146,465
1,849	Salix Pharmaceuticals Ltd.	136,641
28,381	XenoPort, Inc.	152,974

		436,080

Professional Services – 2.0%
14,377	CDI Corp.	226,150
17,014	FTI Consulting, Inc.*	633,942
8,101	Heidrick & Struggles International, Inc.	124,593
6,145	ICF International, Inc.*	205,182
11,060	Insperity, Inc.	365,754
46,339	Kelly Services, Inc. Class A	906,854
6,454	Kforce, Inc.	107,653
13,506	RPX Corp.*	235,545

		2,805,673

Real Estate Investment Trusts – 10.5%
15,310	Acadia Realty Trust	394,692
8,991	Agree Realty Corp.	271,169
17,056	American Assets Trust, Inc.	552,614
18,322	Ashford Hospitality Trust	213,818
15,497	Aviv REIT, Inc.	385,875
21,626	CapLease, Inc.	183,388
4,753	Chatham Lodging Trust	82,987
14,311	Corrections Corp. of America	472,979
53,400	Cousins Properties, Inc.	547,350
62,588	CubeSmart	1,013,926
131,284	DCT Industrial Trust, Inc.	985,943

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
9,253	DiamondRock Hospitality Co.	$ 89,754
5,721	EastGroup Properties, Inc.	353,901
5,937	First Potomac Realty Trust	80,565
25,679	Franklin Street Properties Corp.	341,787
16,205	Getty Realty Corp.	333,661
41,772	Healthcare Realty Trust, Inc.	1,073,958
24,093	Highwoods Properties, Inc.	874,094
37,643	Inland Real Estate Corp.	387,346
26,788	Investors Real Estate Trust	231,448
5,537	LaSalle Hotel Properties	149,167
8,351	Medical Properties Trust, Inc.	121,925
3,737	One Liberty Properties, Inc.	86,811
13,069	Pennsylvania Real Estate Investment Trust	270,528
8,821	PS Business Parks, Inc.	646,315
4,557	Ramco-Gershenson Properties Trust	70,588
8,513	RLJ Lodging Trust	206,185
21,180	Ryman Hospitality Properties, Inc.(a)	788,955
11,027	Sovran Self Storage, Inc.	761,966
18,376	Strategic Hotels & Resorts, Inc.*	162,811
29,616	Sunstone Hotel Investors, Inc.*	383,231
2,263	Taubman Centers, Inc.	165,697
33,551	The Geo Group, Inc.	1,164,891
12,083	Universal Health Realty Income Trust	525,248
10,473	Urstadt Biddle Properties Class A	221,190
20,067	Washington Real Estate Investment Trust	539,401
4,620	Winthrop Realty Trust	58,997

		15,195,161

Real Estate Management & Development* – 0.4%
4,338	Altisource Residential Corp. Class B	83,159
17,321	Forestar Group, Inc.	374,307
4,095	Realogy Holdings Corp.	184,111

		641,577

Road & Rail – 1.1%
27,162	Heartland Express, Inc.	399,825
8,953	Saia, Inc.*	268,053
4,766	Universal Truckload Services, Inc.*	131,398
34,866	Werner Enterprises, Inc.	838,876

		1,638,152

Semiconductors & Semiconductor Equipment – 3.1%
26,977	Advanced Energy Industries, Inc.*	584,322
26,053	DSP Group, Inc.*	194,095
8,489	First Solar, Inc.*	417,998
23,686	International Rectifier Corp.*	571,069
12,374	MKS Instruments, Inc.	335,583
19,896	OmniVision Technologies, Inc.*	323,509
9,680	Photronics, Inc.*	74,052
65,207	Rambus, Inc.*	635,768

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
36,297	Spansion, Inc. Class A*	$ 428,305
17,123	SunPower Corp.*(a)	473,451
11,877	Veeco Instruments, Inc.*	412,845

		4,450,997

Software – 1.3%
14,544	Accelrys, Inc.*	126,969
26,465	Aspen Technology, Inc.*	861,171
34,318	Mentor Graphics Corp.	704,549
10,255	QAD, Inc. Class A	130,854

		1,823,543

Specialty Retail – 2.2%
6,949	American Eagle Outfitters, Inc.	136,478
23,222	Brown Shoe Co., Inc.	551,987
5,652	Destination Maternity Corp.	169,899
12,004	GameStop Corp. Class A	588,916
1,980	Haverty Furniture Cos., Inc.	51,480
70,049	OfficeMax, Inc.	797,858
12,838	Stein Mart, Inc.	179,347
4,270	The Pep Boys-Manny, Moe & Jack*	53,162
14,091	Urban Outfitters, Inc.*	599,713

		3,128,840

Textiles, Apparel & Luxury Goods – 1.2%
7,709	Columbia Sportswear Co.	497,385
17,605	Movado Group, Inc.	642,230
11,860	Perry Ellis International, Inc.	238,386
12,893	Skechers U.S.A., Inc. Class A*	351,721

		1,729,722

Thrifts & Mortgage Finance – 1.3%
34,755	Astoria Financial Corp.	424,011
57,379	Brookline Bancorp, Inc.	565,757
49,799	Capitol Federal Financial, Inc.	627,965
3,787	Oritani Financial Corp.	61,577
10,419	Provident Financial Services, Inc.	185,354

		1,864,664

Wireless Telecommunication Services – 0.2%
16,569	USA Mobility, Inc.	258,808

TOTAL COMMON STOCKS		$139,837,147

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$4,200,000	0.080%	08/01/13	$ 4,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$144,037,147

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 4.2%
Financial Square Money Market Fund - FST Shares
6,006,250	0.089%	$ 6,006,250

TOTAL INVESTMENTS – 104.0%		$150,043,397

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.0)%		(5,820,039)

NET ASSETS – 100.0%		$144,223,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$133,320,991

Gross unrealized gain	21,126,717
Gross unrealized loss	(4,404,311)

Net unrealized security gain	$16,722,406

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Aerospace & Defense – 2.9%
9,304	L-3 Communications Holdings, Inc.	$ 866,667
57,713	Raytheon Co.	4,146,102
48,289	The Boeing Co.	5,075,174

		10,087,943

Air Freight & Logistics – 1.0%
7,441	FedEx Corp.	788,746
32,722	United Parcel Service, Inc. Class B	2,840,270

		3,629,016

Auto Components – 1.3%
38,322	BorgWarner, Inc.*	3,657,069
40,592	Gentex Corp.	916,567

		4,573,636

Biotechnology – 3.2%
21,913	Alexion Pharmaceuticals, Inc.*	2,546,948
7,030	Amgen, Inc.	761,279
21,053	Biogen Idec, Inc.*	4,592,291
20,591	Celgene Corp.*	3,023,994
4,856	Gilead Sciences, Inc.*	298,401

		11,222,913

Capital Markets – 2.1%
12,660	Ameriprise Financial, Inc.	1,126,740
52,649	Morgan Stanley, Inc.	1,432,579
86,401	SEI Investments Co.	2,731,136
76,410	TD Ameritrade Holding Corp.	2,065,362

		7,355,817

Chemicals – 2.6%
5,284	Celanese Corp. Series A	253,949
43,393	LyondellBasell Industries NV Class A	2,981,533
5,898	PPG Industries, Inc.	946,275
2,217	Sigma-Aldrich Corp.	185,253
20,220	The Sherwin-Williams Co.	3,521,717
20,154	The Valspar Corp.	1,372,891

		9,261,618

Commercial Banks – 2.4%
263,576	Regions Financial Corp.	2,638,396
66,172	SunTrust Banks, Inc.	2,302,124
21,133	The PNC Financial Services Group, Inc.	1,607,164
42,772	Wells Fargo & Co.	1,860,582

		8,408,266

Communications Equipment – 0.4%
13,991	Polycom, Inc.*	133,754
18,763	QUALCOMM, Inc.	1,211,152

		1,344,906

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – 3.3%
20,171	Apple, Inc.	$ 9,127,377
46,471	EMC Corp.	1,215,217
18,839	Western Digital Corp.	1,212,855

		11,555,449

Consumer Finance – 1.4%
56,462	Capital One Financial Corp.	3,897,007
20,919	Discover Financial Services	1,035,700

		4,932,707

Containers & Packaging – 0.1%
6,083	Packaging Corp. of America	327,204

Diversified Consumer Services* – 0.4%
76,112	Apollo Group, Inc. Class A	1,386,761

Diversified Financial Services – 4.6%
113,845	Citigroup, Inc.	5,935,878
150,481	JPMorgan Chase & Co.	8,386,306
53,162	The NASDAQ OMX Group, Inc.	1,722,449

		16,044,633

Diversified Telecommunication Services – 2.3%
225,129	AT&T, Inc.	7,940,300
5,453	Verizon Communications, Inc.	269,814

		8,210,114

Electric Utilities – 0.2%
16,593	Edison International	827,161

Electronic Equipment, Instruments & Components – 0.9%
191,321	Corning, Inc.	2,906,166
22,750	Flextronics International Ltd.*	197,015

		3,103,181

Energy Equipment & Services* – 0.2%
16,016	Rowan Cos. PLC Class A	550,150

Food & Staples Retailing – 2.8%
40,006	Costco Wholesale Corp.	4,692,304
99,846	Safeway, Inc.	2,575,028
34,880	Wal-Mart Stores, Inc.	2,718,547

		9,985,879

Food Products – 1.8%
11,650	Green Mountain Coffee Roasters, Inc.*	899,147
54,430	Mead Johnson Nutrition Co.	3,964,681
43,014	Mondelez International, Inc. Class A	1,345,048

		6,208,876

Health Care Equipment & Supplies – 5.4%
132,830	Abbott Laboratories	4,865,563
223,061	Boston Scientific Corp.*	2,435,826

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
41,013	Edwards Lifesciences Corp.*	$ 2,927,508
87,417	Medtronic, Inc.	4,828,915
74,256	St. Jude Medical, Inc.	3,890,272

		18,948,084

Health Care Providers & Services – 0.5%
17,711	Humana, Inc.	1,616,306

Household Durables – 1.3%
97,705	Garmin Ltd.(a)	3,916,016
23,318	PulteGroup, Inc.*	387,778
2,440	Whirlpool Corp.	326,814

		4,630,608

Independent Power Producers & Energy Traders – 0.0%
10,507	The AES Corp.	130,707

Industrial Conglomerates – 4.0%
4,156	3M Co.	488,039
64,498	Danaher Corp.	4,343,295
384,666	General Electric Co.	9,374,311

		14,205,645

Insurance – 2.6%
52,946	Aflac, Inc.	3,265,710
96,605	MetLife, Inc.	4,677,614
17,093	Prudential Financial, Inc.	1,349,834

		9,293,158

Internet & Catalog Retail – 1.7%
708	Amazon.com, Inc.*	213,264
25,016	Expedia, Inc.	1,179,004
5,073	Priceline.com, Inc.*	4,442,274

		5,834,542

Internet Software & Services* – 4.3%
24,316	AOL, Inc.	895,801
94,742	eBay, Inc.	4,897,214
10,073	Google, Inc. Class A	8,940,795
4,982	Rackspace Hosting, Inc.	225,635

		14,959,445

IT Services – 4.0%
25,937	CoreLogic, Inc.*	723,642
42,257	International Business Machines Corp.	8,241,805
8,286	MasterCard, Inc. Class A	5,059,515

		14,024,962

Leisure Equipment & Products(a) – 1.0%
76,573	Hasbro, Inc.	3,522,358

Machinery – 2.6%
36,447	Donaldson Co., Inc.	1,321,204
4,765	IDEX Corp.	284,232
58,150	Illinois Tool Works, Inc.	4,189,126
3,449	SPX Corp.	263,538
37,760	WABCO Holdings, Inc.*	2,985,306

		9,043,406

Shares	Description	Value
Common Stocks – (continued)
Media – 2.4%
97,636	Comcast Corp. Class A	$ 4,294,249
15,033	News Corp. Class A*	239,475
60,134	Twenty-First Century Fox, Inc.	1,796,804
30,536	Viacom, Inc. Class B	2,222,105

		8,552,633

Metals & Mining – 0.9%
214,050	Alcoa, Inc.	1,701,698
21,757	Reliance Steel & Aluminum Co.	1,527,341

		3,229,039

Multiline Retail – 1.2%
58,795	Target Corp.	4,189,144

Office Electronics – 0.3%
93,173	Xerox Corp.	903,778

Oil, Gas & Consumable Fuels – 7.7%
14,329	Anadarko Petroleum Corp.	1,268,403
53,903	Cabot Oil & Gas Corp.	4,086,926
19,847	EOG Resources, Inc.	2,887,540
55,341	Hess Corp.	4,120,691
15,838	HollyFrontier Corp.	721,421
47,962	Marathon Petroleum Corp.	3,517,053
6,185	Occidental Petroleum Corp.	550,774
74,176	Phillips 66	4,561,824
50,255	Tesoro Corp.	2,856,997
71,439	Valero Energy Corp.	2,555,373

		27,127,002

Personal Products – 0.2%
8,876	Nu Skin Enterprises, Inc. Class A	742,389

Pharmaceuticals – 7.0%
78,375	AbbVie, Inc.	3,564,495
37,951	Allergan, Inc.	3,458,095
14,924	Eli Lilly & Co.	792,614
10,875	Johnson & Johnson	1,016,812
142,039	Merck & Co., Inc.	6,842,018
24,144	Mylan, Inc.*	810,273
276,134	Pfizer, Inc.	8,071,397

		24,555,704

Professional Services – 0.0%
2,191	Manpowergroup, Inc.	146,512

Real Estate Investment Trusts – 2.2%
54,797	American Tower Corp.	3,879,080
9,740	Public Storage	1,550,803
1,856	Simon Property Group, Inc.	297,071
27,366	Taubman Centers, Inc.	2,003,738

		7,730,692

Real Estate Management & Development* – 0.4%
31,706	Realogy Holdings Corp.	1,425,502

Semiconductors & Semiconductor Equipment – 0.4%
27,227	Broadcom Corp. Class A	750,648

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
9,970	First Solar, Inc.*	$ 490,923
28,634	LSI Corp.*	222,773

		1,464,344

Software – 4.5%
228,178	Activision Blizzard, Inc.	4,102,640
24,848	Electronic Arts, Inc.*	649,030
84,168	Microsoft Corp.	2,679,067
194,423	Oracle Corp.	6,289,584
19,046	Symantec Corp.	508,147
21,661	VMware, Inc. Class A*	1,780,318

		16,008,786

Specialty Retail – 5.2%
135,082	American Eagle Outfitters, Inc.	2,653,010
46,893	GameStop Corp. Class A	2,300,571
72,333	L Brands, Inc.	4,034,011
90,299	Lowe’s Cos., Inc.	4,025,529
9,611	O’Reilly Automotive, Inc.*	1,203,874
32,039	Staples, Inc.	545,304
47,090	The Gap, Inc.	2,161,431
31,380	Urban Outfitters, Inc.*	1,335,533

		18,259,263

Textiles, Apparel & Luxury Goods – 0.8%
23,103	NIKE, Inc. Class B	1,453,641
8,221	Ralph Lauren Corp.	1,496,715

		2,950,356

Tobacco – 2.8%
94,935	Altria Group, Inc.	3,328,421
30,008	Lorillard, Inc.	1,276,240
59,574	Philip Morris International, Inc.	5,312,810

		9,917,471

Trading Companies & Distributors* – 0.0%
1,975	United Rentals, Inc.	113,207

Wireless Telecommunication Services* – 0.1%
8,165	T-Mobile US, Inc.	196,858

TOTAL COMMON STOCKS		$342,738,131

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.1%
Repurchase Agreement – 3.1%
Joint Repurchase Agreement Account II
$10,800,000	0.080%	08/01/13	$ 10,800,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$353,538,131

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.0%
Financial Square Money Market Fund - FST Shares
6,988,725	0.089%	$ 6,988,725

TOTAL INVESTMENTS – 102.5%		$360,526,856

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(8,636,357)

NET ASSETS – 100.0%		$351,890,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on July 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2013.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$327,923,915

Gross unrealized gain	36,490,307
Gross unrealized loss	(3,887,366)

Net unrealized security gain	$32,602,941

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“ NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Portfolio Securities Transactions — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2013:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$328,504,913	$—	$—
Short-term Investments	—	9,300,000	—
Securities Lending Reinvestment Vehicle	5,244,375	—	—
Total	$333,749,288	$9,300,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$29,121	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$334,016,251	$—	$—
Short-term Investments	—	9,700,000	—
Securities Lending Reinvestment Vehicle	6,764,275	—	—
Total	$340,780,526	$9,700,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$9,707	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$220,593,742	$—	$—
Short-term Investments	—	7,600,000	—
Securities Lending Reinvestment Vehicle	18,009,384	—	—
Total	$238,603,126	$7,600,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$126,048	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$52,942,847	$—	$—
Short-term Investments	—	2,200,000	—
Securities Lending Reinvestment Vehicle	3,997,350	—	—
Total	$56,940,197	$2,200,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$14,005	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$139,837,147	$—	$—
Short-term Investments	—	4,200,000	—
Securities Lending Reinvestment Vehicle	6,006,250	—	—
Total	$145,843,397	$4,200,000	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$342,738,131	$—	$—
Short-term Investments	—	10,800,000	—
Securities Lending Reinvestment Vehicle	6,988,725	—	—
Total	$349,726,856	$10,800,000	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$9,300,000	$9,300,021	$9,528,002
Large Cap Value Insights	9,700,000	9,700,022	9,937,809
Small Cap Equity Insights	7,600,000	7,600,017	7,786,324
Small Cap Growth Insights	2,200,000	2,200,005	2,253,936
Small Cap Value Insights	4,200,000	4,200,009	4,302,969
U.S. Equity Insights	10,800,000	10,800,024	11,064,777

REPURCHASE AGREEMENTS — At July 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.080%	$3,818,361	$3,982,592	$3,120,380	$903,269	$1,724,421	$4,434,225
Deutsche Bank Securities, Inc.	0.100	1,281,442	1,336,557	1,047,200	303,136	578,715	1,488,127
TD Securities USA LLC	0.070	2,291,017	2,389,555	1,872,229	541,961	1,034,653	2,660,535
Wells Fargo Securities LLC	0.080	1,909,180	1,991,296	1,560,191	451,634	862,211	2,217,113
TOTAL		$9,300,000	$9,700,000	$7,600,000	$2,200,000	$4,200,000	$10,800,000

At July 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 6.000%	11/01/22 to 07/01/43
Federal National Mortgage Association	2.500 to 6.000	12/01/22 to 08/01/43
Government National Mortgage Association	3.000 to 6.500	01/20/39 to 07/20/43

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date September 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date September 25, 2013

*	Print the name and title of each signing officer under his or her signature.